Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Basic weighted average number of shares outstanding	450,138,000	448,694,000
Diluted weighted average number of shares outstanding	451,170,000	450,070,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	676,000	1,003,000
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	356,000	373,000